Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Fixed Assets	$ 7,719,400	$ 5,799,600	$ 2,828,800
Less Accumulated Depreciation	(1,021,000)	(727,700)	(300,100)
Fixed Assets, Net	6,698,400	5,071,900	2,528,700
Land and Improvements [Member]
Total Fixed Assets			356,500
Machinery and Equipment [Member]
Total Fixed Assets	7,508,500	5,654,100	2,377,400
Vehicles [Member]
Total Fixed Assets	73,500	83,600	49,200
Furniture and Fixtures [Member]
Total Fixed Assets	130,400	54,900	38,700
Leasehold Improvements [Member]
Total Fixed Assets	$ 7,000	$ 7,000	$ 7,000